LEASES - Finance lease obligations (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance Leases
2021		$ 17,572
2022		15,460
2023		15,460
2024		25,177
2025		12,489
Thereafter		52,949
Total Minimum Lease Payments		139,107
Less: Amount Representing Interest		(31,937)
Present Value of Minimum Lease Payments		107,170
Less: Short-term Obligations	$ (9,995)	(11,460)	$ (92,318)
Finance lease liabilities, long-term	$ 93,293	$ 95,710	$ 105,037